Item 1. Report to Shareholders

T. Rowe Price Institutional Large-Cap Core Growth Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

Financial Highlights
T. Rowe Price Institutional Large-Cap Core Growth Fund
Certified Semiannual Report
(Unaudited)

                                                        For a share outstanding
                                                         throughout each period
                                                  -----------------------------

                                                  6 Months              9/30/03
                                                     Ended              Through
                                                   6/30/04             12/31/03

NET ASSET VALUE

Beginning of period                        $         11.12      $         10.00

Investment activities
  Net investment income (loss)                        0.03*                0.01*

  Net realized and
  unrealized gain (loss)                              0.22                 1.12

  Total from
  investment activities                               0.25                 1.13

Distributions
  Net investment income                                 --                (0.01)

  Net realized gain                                     --                   --

  Total distribution                                    --                (0.01)

NET ASSET VALUE

End of period                              $         11.37      $         11.12
                                           ------------------------------------

Ratios/Supplemental Data

Total return^                                       2.25%*              11.30%*

Ratio of total expenses to
average net assets                                  0.65%*!              0.65%*!

Ratio of net investment
income (loss) to average
net assets                                          0.50%*!              0.70%*!

Portfolio turnover rate                             18.6%!                8.6%!

Net assets, end of period
(in thousands)                            $        30,522      $        19,774

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.65% contractual expense limitation in effect through 4/30/05.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (1)
T. Rowe Price Institutional Large-Cap Core Growth Fund
Certified Semiannual Report
June 30, 2004 (Unaudited)


                                                    Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS 99.2%


CONSUMER DISCRETIONARY  14.5%


Automobiles  1.3%

Harley-Davidson                                      6,500                  403

                                                                            403

Hotels, Restaurants & Leisure  2.1%

Carnival                                             6,150                  289

International Game Technology                        8,900                  344

                                                                            633

Internet & Catalog Retail  1.0%

eBay *                                               3,200                  294

                                                                            294

Media  6.1%

Clear Channel Communications                         8,700                  321

Comcast, Class A *                                  11,000                  304

Disney                                               9,100                  232

Omnicom                                              1,400                  106

Scripps, Class A                                     2,100                  220

Time Warner *                                       13,000                  229

Viacom, Class B                                     12,900                  461

                                                                          1,873

Multiline Retail  1.8%

Family Dollar Stores                                 3,600                  109

Target                                              10,100                  429

                                                                            538

Specialty Retail  2.2%

Best Buy                                             4,250                  216

Home Depot                                          12,900                  454

                                                                            670

Total Consumer Discretionary                                              4,411


CONSUMER STAPLES  6.5%


Beverages  2.1%

Coca-Cola                                            6,450                  326

PepsiCo                                              6,050                  326

                                                                            652

Food & Staples Retailing  1.5%

Wal-Mart                                             7,240                  382

Walgreen                                             2,400                   87

                                                                            469

Household Products  1.7%

Colgate-Palmolive                                    2,600                  152

Procter & Gamble                                     6,400                  348

                                                                            500

Personal Products  0.4%

Gillette                                             3,000                  127

                                                                            127

Tobacco  0.8%

Altria Group                                         4,500                  225

                                                                            225

Total Consumer Staples                                                    1,973


ENERGY  4.5%


Energy Equipment & Services  3.2%

Baker Hughes                                         8,200                  309

BJ Services *                                        1,800                   82

Schlumberger                                         6,450                  410

Smith International *                                3,400                  190

                                                                            991

Oil & Gas  1.3%

Exxon Mobil                                          8,900                  395

                                                                            395

Total Energy                                                              1,386


FINANCIALS  23.3%


Capital Markets  7.4%

Bank of New York                                     4,000                  118

Charles Schwab                                       4,300                   41

Franklin Resources                                   4,150                  208

Goldman Sachs Group                                  2,950                  278

Legg Mason                                           2,500                  227

Mellon Financial                                    11,100                  326

Merrill Lynch                                        4,700                  254

Morgan Stanley                                       4,900                  259

Northern Trust                                       2,600                  110

State Street                                         8,900                  436

                                                                          2,257

Commercial Banks  2.6%

Bank of America                                      3,700                  313

U.S. Bancorp                                         6,900                  190

Wells Fargo                                          5,300                  304

                                                                            807

Consumer Finance  1.9%

American Express                                     6,450                  331

SLM Corporation                                      5,800                  235

Diversified Financial Services  3.8%

Citigroup                                           25,000                1,162

                                                                          1,162

Insurance  4.8%

American International Group                         9,950                  709

Hartford Financial Services                          3,600                  247

Marsh & McLennan                                     6,450                  293

St. Paul Companies                                   5,244                  213

                                                                          1,462

Thrifts & Mortgage Finance  2.8%

Fannie Mae                                           5,200                  371

Freddie Mac                                          7,700                  487

                                                                            858

Total Financials                                                          7,112


HEALTH CARE  17.0%


Biotechnology  2.0%

Amgen *                                              5,830                  318

Biogen Idec *                                        1,600                  101

Genentech *                                          2,600                  146

MedImmune *                                          1,900                   45

                                                                            610

Health Care Equipment & Supplies  1.7%

Medtronic                                            7,500                  365

St. Jude Medical *                                   1,200                   91

Stryker                                              1,300                   72

                                                                            528

Health Care Providers & Services  4.9%

Cardinal Health                                      2,700                  189

UnitedHealth Group                                  13,000                  809

WellPoint Health Networks *                          4,300                  482

                                                                          1,480

Pharmaceuticals  8.4%

Abbott Laboratories                                  5,400                  220

Eli Lilly                                            3,400                  238

Forest Laboratories *                                5,150                  292

Johnson & Johnson                                    8,850                  493

Pfizer                                              29,500                1,011

Wyeth                                                8,450                  305

                                                                          2,559

Total Health Care                                                         5,177


INDUSTRIALS & BUSINESS SERVICES  10.7%


Aerospace & Defense  0.8%

General Dynamics                                     1,200                  119

Lockheed Martin                                      2,400                  125

                                                                            244

Air Freight & Logistics  1.1%

UPS, Class B                                         4,450                  335

                                                                            335

Commercial Services & Supplies  1.3%

Apollo Group, Class A *                              2,900                  256

Waste Management                                     4,800                  147

                                                                            403

Industrial Conglomerates  5.1%

3M                                                   2,040                  183

GE                                                  23,600                  765

Tyco International                                  18,800                  623

                                                                          1,571

Machinery  2.4%

Danaher                                             12,940                  671

Illinois Tool Works                                    600                   57

                                                                            728

Total Industrials & Business Services                                     3,281


INFORMATION TECHNOLOGY  20.8%


Communications Equipment  3.2%

Cisco Systems *                                     26,100                  619

Nokia ADR                                            8,100                  118

QUALCOMM                                             3,500                  255

                                                                            992

Computers & Peripherals  3.2%

Dell *                                              16,600                  594

IBM                                                  1,800                  159

Lexmark International, Class A *                     2,400                  232

                                                                            985

Internet Software & Services  0.6%

InterActiveCorp *                                    5,900                  178

                                                                            178

IT Services  2.2%

First Data                                           9,900                  440

Fiserv *                                             3,800                  148

Paychex                                              2,300                   78

Semiconductor & Semiconductor Equipment  5.6%

Analog Devices                                       6,450                  304

Applied Materials *                                  6,100                  120

Intel                                               14,800                  408

Maxim Integrated Products                            9,600                  503

Texas Instruments                                    7,700                  186

Xilinx                                               5,900                  197

                                                                          1,718

Software  6.0%

Adobe Systems                                        5,900                  274

Intuit *                                             5,500                  212

Microsoft                                           37,400                1,068

Symantec *                                           3,800                  167

VERITAS Software *                                   3,600                  100

                                                                          1,821

Total Information Technology                                              6,360


TELECOMMUNICATION SERVICES  1.9%


Wireless Telecommunication Services  1.9%

Nextel Communications, Class A *                     7,800                  208

Vodafone ADR                                        16,500                  365

Total Telecommunication Services                                            573

Total Common Stocks
(Cost  $28,709)                                                          30,273

SHORT-TERM INVESTMENTS  0.9%

Money Market Fund  0.9%

T. Rowe Price Reserve Investment
    Fund, 1.16% #                                  276,329                  276

Total Short-Term Investments
(Cost  $276)                                                                276

Total Investments in Securities

100.1% of Net Assets
(Cost $28,985)                                             $             30,549

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional Large-Cap Core Growth Fund
Certified Semiannual Report
June 30, 2004 (Unaudited)
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value
(cost $28,985)                                             $             30,549

Other assets                                                                164

Total assets                                                             30,713

Liabilities

Total liabilities                                                           191

NET ASSETS                                                 $             30,522
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                 73

Undistributed net realized gain (loss)                                      (43)

Net unrealized gain (loss)                                                1,564

Paid-in-capital applicable to 2,683,955 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       28,928

NET ASSETS                                                 $             30,522
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.37
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Large-Cap Core Growth Fund
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Dividend income                                            $                167

Expenses
  Investment management                                                      80

  Custody and accounting                                                     41

  Legal and audit                                                             9

  Prospectus and shareholder reports                                          6

  Registration                                                                4

  Directors                                                                   2

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                              (48)

  Total expenses                                                             94

Net investment income (loss)                                                 73

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                      (43)

Change in net unrealized gain (loss) on securities                          540

Net realized and unrealized gain (loss)                                     497

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $                570
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Large-Cap Core Growth Fund
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months              9/30/03
                                                     Ended              Through
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $            73      $            12

  Net realized gain (loss)                             (43)                   2

  Change in net unrealized gain (loss)                 540                1,024

  Increase (decrease) in net
  assets from operations                               570                1,038

Distributions to shareholders
  Net investment income                                 --                  (18)

Capital share transactions *
  Shares sold                                       10,215               18,752

  Distributions reinvested                              --                    2

  Shares redeemed                                      (37)                  --

  Increase (decrease) in net
  assets from capital
  share transactions                                10,178               18,754

Net Assets

Increase (decrease) during period                    10,748              19,774

Beginning of period                                  19,774                  --

End of period                               $        30,522     $        19,774
                                            -----------------------------------

(Including undistributed net investment
income of $73 at 6/30/04 and $0 at 12/31/03)

*Share information
  Shares sold                                          909                1,778

  Shares redeemed                                       (3)                  --

  Increase (decrease) in shares outstanding            906                1,778

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Large-Cap Core Growth Fund
Certified Semiannual Report
June 30, 2004 (Unaudited)


Note 1 - Significant Accounting Policies


T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Core Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on September 30, 2003. The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

In-Kind Subscriptions
Under certain circumstances and when considered in the best interest of the fund, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund. During the six months ended June 30, 2004, the fund accepted $8,769,000 of in-kind subscriptions from other T. Rowe Price funds.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distribution are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


Note 2 - Investment Transactions


Purchases and sales of portfolio securities, other than short-term securities, aggregated $12,786,000 and $2,617,000, respectively, for the six months ended June 30, 2004.


Note 3 - Federal Income Taxes


No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $28,985,000. Net unrealized gain aggregated $1,564,000 at period-end, of which $2,287,000 related to appreciated investments and $723,000 related to depreciated investments.


Note 4 - Related Party Transactions


The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.55% of the fund's average daily net assets. The fee is computed daily and paid monthly. At June 30, 2004, investment management fee payable totaled $5,000.

The fund is also subject to a contractual expense limitation through April 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.65%. Through April 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at June 30, 2004, management fees waived and expenses previously reimbursed by the manager remain subject to repayment by the fund in the following amounts: $73,000 through April 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $34,000 for the six months ended June 30, 2004, of which $5,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $2,000.

T. Rowe Price Institutional Large-Cap Core Growth Fund
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Institutional Large-Cap Core Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Institutional Equity Funds, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004